Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Common shares	Treasury shares	Additional paid-in capital	Deficit	Shareholders' equity attributable to common shareholders	Noncontrolling interest
Beginning balance at Dec. 31, 2017	$ 145,924	$ 231,020	$ (12,350)	$ 54,416	$ (127,162)	$ 145,924	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	15,321				15,286	15,286	35
Comprehensive income available to shareholders	15,321				15,286	15,286	35
Exercise of stock options	1,023	1,704		(681)		1,023
Stock-based compensation	4,117		5,720	(1,603)		4,117
Dividends ($0.12 per share in 2019 and $0.08 in 2018)	(1,996)				(1,996)	(1,996)
Share purchase program	(9,540)	(10,975)		1,435		(9,540)
Purchase of treasury shares	(5,072)		(5,072)			(5,072)
Conversion of convertible debentures	24	24				24
Distributions to (from) affiliates and joint venture partners	459						459
Ending balance at Dec. 31, 2018	150,215	221,773	(11,702)	53,567	(113,917)	149,721	494
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	37,133				36,878	36,878	255
Comprehensive income available to shareholders	37,133				36,878	36,878	255
Exercise of stock options	1,953	3,248		(1,295)		1,953
Stock-based compensation	3,825		6,178	(2,353)		3,825
Dividends ($0.12 per share in 2019 and $0.08 in 2018)	(3,066)				(3,066)	(3,066)
Purchase of treasury shares	(10,387)		(10,387)			(10,387)
Conversion of convertible debentures	945	945				945
Distributions to (from) affiliates and joint venture partners	(30)				250	250	(280)
Effect of change in presentation of NL Partnership	(469)						(469)
Ending balance at Dec. 31, 2019	$ 180,119	$ 225,966	$ (15,911)	$ 49,919	$ (79,855)	$ 180,119	$ 0